Net Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2021
Earnings Per Share [Abstract]
Schedule of anti dilutive securities
The table below represents the anti-dilutive securities that could potentially be dilutive in the future for the periods presented:

	December 31,
(in shares of common stock)	2021	2020
Convertible Notes due 2028	—	940,160
Series A Preferred Stock	396,870	396,870
Series Seed Preferred Stock	—	25,000
Stock options	76,956	115,791
Restricted stock units	536,626	—
PredaSAR stock options	—	1,967
Warrants	1,060,023	—

Schedule of earnings per share basic and diluted
The computations of basic and diluted net loss per share for the periods presented were as follows:

	Years Ended December 31,
(in thousands, except per share and share amounts)	2021	2020
Numerator:
Net loss	$(138,982)	$(10,455)
Denominator:
Weighted-average shares outstanding - basic and diluted	2,780,993	2,403,755
Net loss per share - basic and diluted	$(49.98)	$(4.35)